Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Activities:
Net loss	$ (120,246)	$ (55,134)	$ (251,410)	$ (179,579)
Adjustments to reconcile net loss to net cash (used) in / provided by operating activities:
Common stock issued for consulting services - amortization	4,507
Changes in operating assets and liabilities:
Trade accounts receivable	71,684	(14,727)	11,439
Inventories	28,373	10,393	(20,067)
Loan origination fee				(11,700)
Accounts payable and accrued expenses	(52,792)	(44,003)	40,447	(947)
Advance deposits	(1,346)	9,822	16,018	(2,661)
Sales taxes payable (receivable)	(791)	9,145	11,568	(9,145)
Net cash (used) in / provided operating activities	(70,611)	(84,504)	(192,005)	(204,031)
Investing Activities:
Net cash provided by investing activities
Financing Activities:
Due to related party - CEO	23,000		12,512
Loans related parties	24,500		40,000
Short term loan payable			87,046
Line of credit		50,450	54,250	165,500
Net cash provided by financing activities	47,500	50,450	193,808	165,500
Net decrease in cash	(23,111)	(34,054)	1,803	(38,531)
Cash, beginning of period	47,382	45,579	45,579	84,004
Cash, end of period	24,271	11,525	47,382	45,579
Supplemental disclosure of cash flow information
Cash paid for interest			20,744	4,326
Cash paid for taxes
Non-cash Operating and Financing Activities:
Issuance of Common Shares for Services	117,500
Right of Use Asset and Operating Lease		$ 172,038